SCOPE OF CONSOLIDATION - Summary of Joint Ventures (Details) - USD ($) $ in Millions					12 Months Ended
	May 05, 2023	Apr. 14, 2021	Dec. 16, 2019	Dec. 08, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Current assets					$ 33,240	$ 37,118
of which cash, cash equivalents and restricted cash					7,686	9,300	$ 4,215	$ 5,600
Non-current assets					60,677	57,429
Current liabilities					21,769	22,398
Non-current liabilities					16,080	16,559
Non-controlling interests					2,107	2,438
Carrying amount in the statements of financial position					5,611	6,372
Revenue					68,275	79,844	76,571
Depreciation and amortization					(2,675)	(2,580)	(2,523)
Interest income					570	188	79
Interest expense					(715)	(401)	(357)
Income tax benefit (expense)					(238)	(1,717)	(2,460)
Income (loss) from continuing operations					1,022	9,538	15,565
Other comprehensive income (loss)					1,274	(1,835)	2,326
Total comprehensive income (loss)					2,296	7,703	17,891
Deferred tax liabilities					2,432	2,666
Joint ventures
Disclosure of joint ventures [line items]
Current assets					8,280	10,339	13,718
of which cash, cash equivalents and restricted cash					1,568	1,551	1,994
Non-current assets					15,152	16,797	12,963
Current liabilities					4,531	7,317	7,337
of which trade and other payables and provisions					3,030	4,990	4,965
Non-current liabilities					8,626	8,764	8,798
of which trade and other payables and provisions					1,126	845	1,786
Non-controlling interests					27	3
Total net assets					10,248	11,052	10,546
Company's share of net assets					5,532	6,164	5,872
Adjustments for differences in accounting policies and other					79	208	215
Carrying amount in the statements of financial position					5,611	6,372	6,087
Revenue					17,056	22,142	19,623
Depreciation and amortization					(683)	(747)	(696)
Interest income					59	77	57
Interest expense					(361)	(318)	(237)
Income tax benefit (expense)					(351)	(361)	59
Income (loss) from continuing operations					1,831	956	2,823
Other comprehensive income (loss)					(1,038)	(41)	844
Total comprehensive income (loss)					793	915	3,667
Cash dividends received by the Company					$ 79	$ 130	$ 73
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			60.00%	60.00%	60.00%	60.00%	60.00%
Current assets					$ 3,653	$ 3,494	$ 5,536
of which cash, cash equivalents and restricted cash					926	800	1,285
Non-current assets					10,208	9,680	6,260
Current liabilities					1,617	1,809	764
of which trade and other payables and provisions					1,310	1,567	620
Non-current liabilities					6,763	5,928	5,770
of which trade and other payables and provisions					997	602	331
Non-controlling interests					27	3
Total net assets					5,454	5,434	5,262
Company's share of net assets					3,272	3,260	3,157
Adjustments for differences in accounting policies and other					139	144	148
Carrying amount in the statements of financial position					3,411	3,404	3,305
Revenue					6,710	7,287	7,226
Depreciation and amortization					(446)	(350)	(378)
Interest income					54	70	53
Interest expense					(207)	(162)	(139)
Income tax benefit (expense)					(279)	(273)	(71)
Income (loss) from continuing operations					1,070	323	1,436
Other comprehensive income (loss)					(998)	(139)	818
Total comprehensive income (loss)					72	184	2,254
Cash dividends received by the Company					$ 0	$ 0	$ 0
Acciaerie d'Italia
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		62.00%				62.00%	62.00%
Current assets						$ 2,558	$ 3,643
of which cash, cash equivalents and restricted cash						179	92
Non-current assets						2,765	2,669
Current liabilities						2,754	3,313
of which trade and other payables and provisions						1,844	2,840
Non-current liabilities						908	1,365
of which trade and other payables and provisions						153	1,342
Non-controlling interests						0
Total net assets						1,661	1,634
Company's share of net assets						1,030	1,013
Adjustments for differences in accounting policies and other						146	146
Carrying amount in the statements of financial position						1,176	1,159
Revenue						4,525	3,291
Depreciation and amortization						(157)	(119)
Interest income						0	0
Interest expense						(34)	(12)
Income tax benefit (expense)						25	211
Income (loss) from continuing operations						106	393
Other comprehensive income (loss)						0	0
Total comprehensive income (loss)						106	393
Cash dividends received by the Company						$ 0	$ 0
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%	50.00%	50.00%
Current assets					$ 1,798	$ 2,019	$ 2,334
of which cash, cash equivalents and restricted cash					83	216	256
Non-current assets					2,125	1,764	1,418
Current liabilities					1,017	968	1,162
of which trade and other payables and provisions					169	203	202
Non-current liabilities					1,103	975	790
of which trade and other payables and provisions					0	0	0
Non-controlling interests					0	0
Total net assets					1,803	1,840	1,800
Company's share of net assets					902	920	900
Adjustments for differences in accounting policies and other					(6)	(36)	(34)
Carrying amount in the statements of financial position					896	884	866
Revenue					4,860	4,969	4,808
Depreciation and amortization					(70)	(67)	(65)
Interest income					0	0	0
Interest expense					(51)	(36)	(28)
Income tax benefit (expense)					0	0	0
Income (loss) from continuing operations					99	102	861
Other comprehensive income (loss)					(20)	71	9
Total comprehensive income (loss)					79	173	870
Cash dividends received by the Company					$ 58	$ 65	$ 50
VAMA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%	50.00%	50.00%
Current assets					$ 853	$ 534	$ 293
of which cash, cash equivalents and restricted cash					201	159	56
Non-current assets					788	761	679
Current liabilities					557	533	466
of which trade and other payables and provisions					449	388	272
Non-current liabilities					51	61	8
of which trade and other payables and provisions					1	0	0
Non-controlling interests					0	0
Total net assets					1,033	701	498
Company's share of net assets					517	351	249
Adjustments for differences in accounting policies and other					0	0	0
Carrying amount in the statements of financial position					517	351	249
Revenue					1,787	1,495	1,452
Depreciation and amortization					(36)	(32)	(34)
Interest income					2	2	3
Interest expense					(5)	(5)	(7)
Income tax benefit (expense)					(53)	(37)	(12)
Income (loss) from continuing operations					352	249	95
Other comprehensive income (loss)					0	0	0
Total comprehensive income (loss)					352	249	95
Cash dividends received by the Company					$ 0	$ 0	$ 0
Tameh
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%	50.00%	50.00%
Current assets					$ 389	$ 448	$ 356
of which cash, cash equivalents and restricted cash					46	26	62
Non-current assets					454	436	497
Current liabilities					462	434	376
of which trade and other payables and provisions					368	390	330
Non-current liabilities					37	120	169
of which trade and other payables and provisions					28	27	24
Non-controlling interests					0	0
Total net assets					344	330	308
Company's share of net assets					172	165	154
Adjustments for differences in accounting policies and other					(20)	0	0
Carrying amount in the statements of financial position					152	165	154
Revenue					945	1,080	721
Depreciation and amortization					(37)	(45)	(34)
Interest income					2	3	0
Interest expense					(14)	(16)	(6)
Income tax benefit (expense)					(7)	(13)	(4)
Income (loss) from continuing operations					7	57	18
Other comprehensive income (loss)					(14)	6	8
Total comprehensive income (loss)					(7)	63	26
Cash dividends received by the Company					$ 0	$ 13	$ 10
Borçelik
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%	50.00%	50.00%
Current assets					$ 559	$ 624	$ 983
of which cash, cash equivalents and restricted cash					12	70	155
Non-current assets					238	254	243
Current liabilities					329	390	723
of which trade and other payables and provisions					323	333	581
Non-current liabilities					39	34	56
of which trade and other payables and provisions					39	34	44
Non-controlling interests					0	0
Total net assets					429	454	447
Company's share of net assets					215	227	224
Adjustments for differences in accounting policies and other					(40)	(42)	(29)
Carrying amount in the statements of financial position					175	185	195
Revenue					1,549	1,868	1,791
Depreciation and amortization					(25)	(25)	(24)
Interest income					1	2	1
Interest expense					(35)	(22)	(18)
Income tax benefit (expense)					(33)	(55)	(65)
Income (loss) from continuing operations					29	90	105
Other comprehensive income (loss)					(6)	22	9
Total comprehensive income (loss)					23	112	114
Cash dividends received by the Company					$ 21	$ 52	$ 13
Proportion of ownership in joint venture, based on shares issued (in percent)					45.33%	45.33%	45.33%
Proportion of ownership in joint venture, based on outstanding shares (in percent)					50.00%	50.00%	50.00%
Proportion of voting rights held in joint venture (in percent)					48.01%	48.01%	48.01%
Deferred tax liabilities							$ 39
Al Jubail
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					33.34%	33.34%	29.23%	40.80%
Current assets					$ 935	$ 662	$ 573
of which cash, cash equivalents and restricted cash					297	101	88
Non-current assets					1,149	1,137	1,197
Current liabilities					542	429	533
of which trade and other payables and provisions					404	265	120
Non-current liabilities					633	738	640
of which trade and other payables and provisions					61	29	45
Non-controlling interests					0	0
Total net assets					909	632	597
Company's share of net assets					303	211	175
Adjustments for differences in accounting policies and other					6	(4)	(16)
Carrying amount in the statements of financial position					309	207	159
Revenue					1,205	918	334
Depreciation and amortization					(69)	(71)	(42)
Interest income					0	0	0
Interest expense					(49)	(43)	(27)
Income tax benefit (expense)					21	(8)	0
Income (loss) from continuing operations					274	29	(85)
Other comprehensive income (loss)					0	(1)	0
Total comprehensive income (loss)					274	28	(85)
Cash dividends received by the Company					$ 0	$ 0	$ 0
VdSA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	55.00%				55.00%
Current assets					$ 93
of which cash, cash equivalents and restricted cash					3
Non-current assets					190
Current liabilities					7
of which trade and other payables and provisions					7
Non-current liabilities					0
of which trade and other payables and provisions					0
Non-controlling interests					0
Total net assets					276
Company's share of net assets					151
Adjustments for differences in accounting policies and other					0
Carrying amount in the statements of financial position	$ 147				151
Revenue					0
Depreciation and amortization					0
Interest income					0
Interest expense					0
Income tax benefit (expense)					0
Income (loss) from continuing operations					0
Other comprehensive income (loss)					0
Total comprehensive income (loss)					0
Cash dividends received by the Company					$ 0